Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables	$ 289,544,204	$ 284,351,930
Chilean Peso
Trade and other receivables	183,948,334	179,896,747
Argentinean Pesos
Trade and other receivables	54,882,590	56,773,947
US Dollar
Trade and other receivables	27,810,990	24,451,001
Euro
Trade and other receivables	9,326,882	7,025,446
Unidades de Fomento
Trade and other receivables	2,590,736	3,613,395
Uruguayan Peso
Trade and other receivables	4,372,909	5,304,719
Paraguayan Guaraní
Trade and other receivables	5,495,532	6,030,014
Others Currencies
Trade and other receivables	$ 1,116,231	$ 1,256,661